POST-EMPLOYMENT BENEFITS - Fair Value of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	$ 28	$ 41
Equity instruments	1,606	1,428
Debt instruments	573	583
Real Estate	55	8
Derivatives	2	0
Investment funds	113	106
Fixed insurance contracts	17	32
Total plan assets	2,394	2,198
Level 1
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	21	41
Equity instruments	1,294	1,185
Debt instruments	13	28
Real Estate	0	0
Derivatives	0	0
Investment funds	0	0
Fixed insurance contracts	11	14
Total plan assets	1,339	1,268
Level 2
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	7	0
Equity instruments	306	243
Debt instruments	400	406
Real Estate	52	8
Derivatives	0	0
Investment funds	0	106
Fixed insurance contracts	0	0
Total plan assets	765	763
Level 3
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	0	0
Equity instruments	6	0
Debt instruments	160	149
Real Estate	3	0
Derivatives	2	0
Investment funds	113	0
Fixed insurance contracts	6	18
Total plan assets	$ 290	$ 167